Submission	Oct. 11, 2025
Submission [Line Items]
Central Index Key	0001921865
Registrant Name	ASP Isotopes Inc.
Form Type	S-3ASR
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES